Non-current liabilities - Contingent consideration - Summary of Outcomes of Contingent Consideration (Detail)	12 Months Ended
Jun. 30, 2020 AUD ($)
Top of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration	$ 6,843,000
Bottom of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration	6,044,000
Milestone Two [member] | Top of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration	1,250,000
Milestone Two [member] | Bottom of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration	1,250,000
Milestone Four [member] | Top of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration	4,199,000
Milestone Four [member] | Bottom of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration	3,400,000
Milestone Five [member] | Top of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration	1,394,000
Milestone Five [member] | Bottom of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration	$ 1,394,000